SHARE CAPITAL	2 Months Ended	5 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2026	Jun. 30, 2026	Dec. 31, 2025
Subsidiary or Equity Method Investee [Line Items]
SHARE CAPITAL

Note 4 — Share Capital

The Company is authorized to issue 1,500,000,000 shares, including Class A Common Stock, Class B Common Stock, and Preferred Stock, as detailed in Note 1.

On the inception date, the Company issued 1 share of common stock to its Parent, DT Cloud Star, at a purchase price of $10.00 per share. The subscription fee was not received yet as of March 31, 2026.

Note 4 — Share Capital

The Company is authorized to issue 1,500,000,000 shares, including Class A Common Stock, Class B Common Stock, and Preferred Stock, as detailed in Note 1.

On the inception date, the Company issued 1 share of common stock to its Parent, DT Cloud Star, at a purchase price of $10.00 per share.The subscription fee was not received yet as of June 30, 2026.

DT Cloud Star Acquisition Corp [Member]
Subsidiary or Equity Method Investee [Line Items]
SHARE CAPITAL

NOTE 6 – SHAREHOLDERS’ DEFICIT

Ordinary shares

The Company is authorized to issue 500,000,000 ordinary shares, with a par value $0.0001 per share. Holders of the Company’s ordinary shares are entitled to one vote for each share.

As of June 30, 2026, there were 2,000,900 ordinary shares issued and outstanding, excluding 1,652,509 ordinary shares subject to possible redemption.

Rights — Each holder of a right will receive one-ninth (1/9) ordinary share upon consummation of a Business Combination, even if the holder of such right redeemed all shares held by it in connection with a Business Combination. No fractional shares will be issued upon exchange of the rights. No additional consideration will be required to be paid by a holder of rights in order to receive its additional shares upon consummation of a Business Combination as the consideration related thereto has been included in the Unit purchase price paid for by investors in the Initial Public Offering. If the Company enters into a definitive agreement for a Business Combination in which the Company will not be the surviving entity, the definitive agreement will provide for the holders of rights to receive the same per share consideration the holders of the ordinary shares will receive in the transaction on an as-converted into ordinary share basis and each holder of a right will be required to affirmatively convert its rights in order to receive 1/9 share underlying each right (without paying additional consideration). The shares issuable upon exchange of the rights will be freely tradable (except to the extent held by affiliates of the Company).

DT CLOUD STAR ACQUISITION CORPORATION

NOTES TO UNAUDITED FINANCIAL STATEMENTS

NOTE 6 – SHAREHOLDERS’ DEFICIT

Ordinary shares

The Company is authorized to issue 500,000,000 ordinary shares, with a par value $0.0001 per share. Holders of the Company’s ordinary shares are entitled to one vote for each share.

As of December 31, 2025, there were 2,000,900 ordinary shares issued and outstanding, excluding 1,652,509 ordinary shares subject to possible redemption.

As of December 31, 2024, there were 2,000,900 ordinary shares issued and outstanding, excluding 6,900,000 ordinary shares subject to possible redemption.

Rights — Each holder of a right will receive one-ninth (1/9) ordinary share upon consummation of a Business Combination, even if the holder of such right redeemed all shares held by it in connection with a Business Combination. No fractional shares will be issued upon exchange of the rights. No additional consideration will be required to be paid by a holder of rights in order to receive its additional shares upon consummation of a Business Combination as the consideration related thereto has been included in the Unit purchase price paid for by investors in the Initial Public Offering. If the Company enters into a definitive agreement for a Business Combination in which the Company will not be the surviving entity, the definitive agreement will provide for the holders of rights to receive the same per share consideration the holders of the ordinary shares will receive in the transaction on an as-converted into ordinary share basis and each holder of a right will be required to affirmatively convert its rights in order to receive 1/9 share underlying each right (without paying additional consideration). The shares issuable upon exchange of the rights will be freely tradable (except to the extent held by affiliates of the Company).

DT CLOUD STAR ACQUISITION CORPORATION

NOTES TO AUDITED FINANCIAL STATEMENTS

PRIMEGEN US, INC. [Member]
Subsidiary or Equity Method Investee [Line Items]
SHARE CAPITAL

9. STOCKHOLDERS EQUITY

Common Stock

The Company has two authorized and outstanding classes of common stock: Class A Common Stock and Class B Common Stock. Holders of Class A Common Stock are entitled to one vote per share. Holders of Class B Common stock are entitled to ten votes per share.

Stock Sales

On February 10, 2025, the Company sold 333,333 shares of its Class A Common Stock for total proceeds of $300,000.

On January 28, 2026 the Company issued 107,777 shares of Class A Common Stock for $0.90 per share.

On February 2, 2026 the Company entered into a business combination agreement wherein shareholders of the Company will receive 0.8598 shares of DTCS, representing approximately 96% ownership of DTCS on a diluted basis. See Note 3 above.

On March 30, 2026 the Company issued 23,750 shares of Class A Common Stock for $8.00 per share.

On May 14, 2026, the Company issued 37,500 shares of Class A Common Stock for $8.00 per share.

On June 9, 2026, the Company issued 6,250 shares of Class A Common Stock for $8.00 per share.

Stock Options

The following table summarizes the option activity for the six months ended June 30, 2026.

			Weighted-
			Average
		Weighted-	Remaining
		Average	Contractual	Aggregate
		Exercise	Life	Intrinsic
	Options	Price	(Years)	Value

Outstanding at January 1, 2026	13,300,000	$0.02	8.72	$11,708,110
Exercised	-		-
Outstanding at June 30, 2026	13,300,000	$0.02	8.22	$106,137,990

Vested and expected to vest at June 30, 2026	13,300,000	$0.02	8.22	$106,137,990

Exercisable at June 30, 2026	13,300,000	$0.02	8.22	$106,137,990

The aggregate intrinsic value in the preceding tables represents the total pretax intrinsic value, based on options with an exercise price of $0.0197, which is less than our stock price of $8.00 as of June 30, 2026. The aggregate intrinsic value would have been received by the option holders had those option holders exercised their options as of that date.

There was no stock-based compensation expense related to options for the six months ended June 30, 2026 and 2025. As of June 30, 2026, there were no nonvested awards and therefore no compensation related to these awards will be recognized in future years.

Warrants

On January 27, 2025, the Company issued 2,000,000 warrants to a related party as consideration for service. The warrants are exercisable into Class A Common Stock at an exercise price of $0.90 per share. Upon grant, the warrants were 75% vested with the remaining balance vesting through July 27, 2025. The warrants have a contractual life of ten years.

On January 28, 2025, the Company issued 180,000 warrants to a service provider as consideration for service. The warrants are exercisable into Class A Common Stock at an exercise price of $0.90 per share. Upon grant, the warrants were 100% vested and had a contractual life of three years.

On February 16, 2025, the Company issued 10,000 warrants to a service provider as consideration for service. The warrants are exercisable into Class A Common Stock at an exercise price of $0.90 per share. Upon grant, the warrants were 100% vested and had a contractual life of three years.

On January 18, 2026, the Company granted 15,117,038 warrants to various employees and service providers. The warrants are exercisable into Class A Common Stock at an exercise price of $0.90 per share and have contractual lives ranging from three to four years.

The following table summarizes the warrant activity for the six months ended June 30, 2026.

			Weighted-
			Average
		Weighted-	Remaining
		Average	Contractual	Aggregate
		Exercise	Life	Intrinsic
	Warrants	Price	(Years)	Value

Outstanding at January 1, 2026	2,190,000	$0.90	8.47	$-
Granted	15,117,038	0.90		-
Forfeited	(167,500)	0.90		1,189,250
Outstanding at June 30, 2026	17,139,538	$0.90	4.03	$121,690,720

Vested and expected to vest at June 30, 2026	16,874,538	$0.90	4.05	$134,663,876

Exercisable at June 30, 2026	6,724,538	$0.90	4.83	$47,744,220

The weighted average grant date fair value for warrants granted during the six months ended June 30, 2026 amounted to $0.49 per warrant. The aggregate intrinsic value in the preceding tables represents the total pretax intrinsic value, based on warrants with an exercise price of $0.90, which is less than our stock price of $8.00 as of June 30, 2026. Stock-based compensation expense related to the warrants for the six months ended June 30, 2026 and 2025 was $3,431,036 (unaudited) and $1,449,417 (unaudited), respectively. Future stock-based compensation expense to be recognized as of June 30, 2026 related to the warrants amounted to $3,639,613 (unaudited), which is expected to be recognized through January 2029.

Certain warrants contain performance-based vesting conditions based on the Company meeting certain operational and revenue milestones during the underlying service period. For these awards, at each reporting date, the Company evaluates the probability of achieving the performance criteria throughout the performance period. As of June 30, 2026, the probability of these awards achieving the performance criteria was deemed as not probable. Therefore, no stock-based compensation expense has been recorded for such awards. Other warrants are scheduled to vest based on the Company’s completion of the business combination with DTCS (see Note 3). The stock-based expense on these warrants is being recorded over an estimated service period through October 2026.

11. STOCKHOLDERS EQUITY

Increase in Authorized Shares

On August 20, 2024, the Company increased the authorized number of shares of common stock to 1,000,000,000 with a par value of $.00001.

Stock Split

On August 26, 2024, the Company effected a 100:1 forward stock split via a stock dividend. Under this action, the Company issued an additional 99,000,000 shares of Common stock to PGG, its sole shareholder, bringing the total shares owned by PGG to 100,000,000. The Company has retroactively applied the stock split to all prior periods for comparability.

Stock Designation and Conversion

On September 4, 2024, the Company’s common stock was designated 800,000,000 shares of Class A Common Stock with one vote per share, and 200,000,000 shares of Class B Common Stock, with ten votes per share. All 100,000,000 shares previously issued to PGG were deemed Class B Common Stock.

Stock Sales

On February 10, 2025, the Company sold 333,333 shares of its Class A Common Stock for total proceeds of $300,000.

On September 20, 2025, the Company sold 244,443 shares its Class A Common Stock for total proceeds of $220,000.

On December 31, 2025, the Company sold 1,556,665 shares of its Class A Common Stock for total proceeds of $1,400,998. It also issued 102,898 shares with a value of $92,609 for services received.

PRIMEGEN US, INC.

NOTES TO FINANCIAL STATEMENTS

Stock Options

The following table summarizes the option activity for the year ended December 31, 2025 and 2024.

			Weighted-
			Average
		Weighted-	Remaining
		Average	Contractual	Aggregate
		Exercise	Life	Intrinsic
	Options	Price	(Years)	Value

Outstanding at January 1, 2024	-	-	-	-
Granted	13,320,000	$0.02
Outstanding at December 31, 2024	13,320,000	$0.02	9.72	$11,725,716
Exercised	(20,000)	0.02		17,606
Outstanding at December 31, 2025	13,300,000	$0.02	8.72	$11,708,110

Vested and expected to vest at December 31, 2025	13,300,000	$0.02	8.72	$11,708,110

Exercisable at December 31, 2025	13,300,000	$0.02	8.72	$11,708,110

The aggregate intrinsic value in the preceding tables represents the total pretax intrinsic value, based on options with an exercise price of $0.0197, which is less than our stock price of $0.90 as of December 31, 2025. The aggregate intrinsic value would have been received by the option holders had those option holders exercised their options as of that date. The weighted average grant date fair value for options granted in 2024 amounted to $0.89 per option.

We recognize compensation expense for all stock options granted, using the fair value-based method of accounting. During the year ended December 31, 2024, we issued 13,320,000 options valued at $0.89 per option.

The stock-based compensation expense related to option grants for the year ended December 31, 2025 and 2024 was $0 and $11,822,084, respectively. As of December 31, 2025, there were no nonvested awards and therefore no compensation related to these awards will be recognized in future years.

PRIMEGEN US, INC.

NOTES TO FINANCIAL STATEMENTS

Warrants

On January 27, 2025, the Company issued 2,000,000 warrants to a related party as consideration for service. The warrants are exercisable into Class A Common Stock at an exercise price of $0.90 per share. Upon grant, the warrants were 75% vested with the remaining balance vesting through July 27, 2025. The warrants have a contractual life of ten years.

On January 28, 2025, the Company issued 180,000 warrants to a service provider as consideration for service. The warrants are exercisable into Class A Common Stock at an exercise price of $0.90 per share. Upon grant, the warrants were 100% vested and the term of the warrants is three years.

On February 16, 2025, the Company issued 10,000 warrants to a service provider as consideration for service. The warrants are exercisable into Class A Common Stock at an exercise price of $0.90 per share. Upon grant, the warrants were 100% vested and a contractual life of three years.

The following table summarizes the warrant activity for the year ended December 31, 2025. The weighted average grant date fair value for warrants granted in 2025 amounted to $0.69 per warrant. There were no warrants outstanding during the year ended December 31, 2024.

			Weighted-
			Average
		Weighted-	Remaining
		Average	Contractual	Aggregate
		Exercise	Life	Intrinsic
	Warrants	Price	(Years)	Value

Outstanding at January 1, 2025	-	$-	-	$-
Granted	2,190,000	0.90		-
Outstanding at December 31, 2025	2,190,000	$0.90	8.47	$-

Vested and expected to vest
at December 31, 2025	2,190,000	$0.90	8.47	$-

Exercisable at December 31, 2025	2,190,000	$0.90	8.47	$-